Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Schedule of property, plant and equipment

	Group
			Long	Short	Computers	Operating
	Investment	Freehold	leasehold	leasehold	and other	lease
	properties	premises	premises	premises	equipment	assets	Total
2017	£m	£m	£m	£m	£m	£m	£m
Cost or valuation
At 1 January	1,040	1,552	85	531	420	—	3,628
Transfers to disposal groups	—	(472)	(8)	(12)	(205)	—	(697)
Currency translation and other adjustments	18	(37)	—	—	(21)	—	(40)
Transfers from/to fellow subsidiaries	—	11	2	8	17	1,291	1,329
Additions	8	27	3	19	19	199	275
Change in fair value of investment properties - continuing operations	(18)	—	—	—	—	—	(18)
Disposals and write-off of fully depreciated assets	—	(50)	(4)	(180)	(12)	(446)	(692)

At 31 December	1,048	1,031	78	366	218	1,044	3,785

Accumulated impairment, depreciation and amortisation
At 1 January	—	747	32	390	299	—	1,468
Transfers to disposal groups	—	(315)	(4)	(11)	(199)	—	(529)
Currency translation and other adjustments	—	(27)	—	—	(20)	—	(47)
Transfers from/to fellow subsidiaries	—	6	—	4	13	571	594
Disposals and write-off of fully depreciated assets	—	(20)	(3)	(146)	(7)	(265)	(441)
Charge for the year
- from continuing operations	—	32	3	23	13	142	213
- from discontinued operations	—	1	—	—	1	—	2
Write back of property, plant and equipment
- from discontinued operations	—	(55)	—	—	—	—	(55)

At 31 December	—	369	28	260	100	448	1,205

Net book value at 31 December	1,048	662	50	106	118	596	2,580

2016
Cost or valuation
At 1 January	27	1,334	98	587	405	—	2,451
Transfers to disposal groups	—	(55)	(12)	(55)	(54)	—	(176)
Currency translation and other adjustments	35	83	2	55	70	—	245
Purchases of Nordisk properties from intermediate holding company	1,005	—	—	—	—	—	1,005
Transfers from/to fellow subsidiaries	—	197	—	(18)	(30)	—	149
Additions	3	19	3	11	52	—	88
Change in fair value of investment properties - continuing operations	2	—	—	—	—	—	2
Disposals and write-off of fully depreciated assets	(32)	(26)	(6)	(49)	(23)	—	(136)

At 31 December	1,040	1,552	85	531	420	—	3,628

Accumulated impairment, depreciation and amortisation
At 1 January	—	716	40	392	272	—	1,420
Transfers to disposal groups	—	(23)	(8)	(33)	(45)	—	(109)
Currency translation and other adjustments	—	28	1	37	102	—	168
Transfers from/to fellow subsidiaries	—	9	—	(8)	(24)	—	(23)
Disposals and write-off of fully depreciated assets	—	(16)	(3)	(38)	(20)	—	(77)
Charge for the year
- from continuing operations	—	29	2	36	12	—	79
- from discontinued operations	—	2	—	4	2	—	8
Write down of property, plant and equipment
- discontinuing operations	—	2	—	—	—	—	2

At 31 December	—	747	32	390	299	—	1,468

Net book value at 31 December	1,040	805	53	141	121	—	2,160

	Bank
		Long	Short	Computers
	Freehold	leasehold	leasehold	and other
	premises	premises	premises	equipment	Total
2017	£m	£m	£m	£m	£m
Cost or valuation
At 1 January	864	66	496	107	1,533
Transfers to disposal groups	(61)	(8)	(1)	(3)	(73)
Transfers from/to fellow subsidiaries	10	2	5	9	26
Additions	22	1	19	15	57
Disposals and write-off of fully depreciated assets	(46)	(2)	(173)	(3)	(224)

At 31 December	789	59	346	125	1,319

Accumulated impairment, depreciation and amortisation
At 1 January	351	27	360	8	746
Transfers to disposal groups	(27)	(4)	(1)	—	(32)
Transfers from/to fellow subsidiaries	6	—	2	7	15
Disposals and write-off of fully depreciated assets	(18)	(2)	(139)	—	(159)
Charge for the year	25	2	21	9	57

At 31 December	337	23	243	24	627

Net book value at 31 December	452	36	103	101	692

2016
Cost or valuation
At 1 January	878	65	496	67	1,506
Additions	8	3	9	41	61
Disposals and write-off of fully depreciated assets	(22)	(2)	(9)	(1)	(34)

At 31 December	864	66	496	107	1,533

Accumulated impairment, depreciation and amortisation
At 1 January	337	26	331	1	695
Disposals and write-off of fully depreciated assets	(13)	(1)	(5)	—	(19)
Charge for the year	27	2	34	7	70

At 31 December	351	27	360	8	746

Net book value at 31 December	513	39	136	99	787